GOF P4 03/22

SUPPLEMENT DATED MARCH 1, 2022

TO THE PROSPECTUSES DATED OCTOBER 1, 2021

OF

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

FRANKLIN K2 LONG SHORT CREDIT FUND

(each a series of Franklin Alternative Strategies Funds)

The Prospectuses are amended as follows:

I. For the Franklin Alternative Strategies Fund, the following replaces footnote #2 after the “Annual Fund Operating Expenses” table in the “Fund Summary – Fees and Expenses of the Fund” section on page 3:

2. The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly-owned by the Fund (Subsidiary). The waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place. Additionally, the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees; acquired fund fees and expenses; expenses related to securities sold short; and certain non-routine expenses) for the Fund do not exceed 1.95% until September 30, 2022. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

II.  For the Franklin K2 Long Short Credit Fund, effective March 1, 2022, the following replaces the “Annual Fund Operating Expenses” table and “Example” table in the “Fund Summary – Fees and Expenses of the Fund” section beginning on page 3:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	1.50%	1.50%	1.50%	1.50%	1.50%
Distribution and service (12b-1) fees[2]	0.25%	1.00%	0.50%	None	None
Other expenses
Other expenses of the Fund	0.64%	0.64%	0.64%	0.56%	0.64%
Dividend expense and security borrowing fees for securities sold short[3]	0.41%	0.41%	0.41%	0.41%	0.41%
Total other expenses	1.05%	1.05%	1.05%	0.97%	1.05%
Acquired fund fees and expenses[4]	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[2,3,4]	2.82%	3.57%	3.07%	2.49%	2.57%
Fee waiver and/or expense reimbursement[5,6]	-0.59%	-0.59%	-0.59%	-0.59%	-0.59%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2,3,4,5,6]	2.23%	2.98%	2.48%	1.90%	1.98%

1. Management fees of the Fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. Class A and Class C distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. Class R6 dividend expense and security borrowing fees for securities sold short have been restated to reflect current fiscal year fees and expenses. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

4. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

5. The investment manager had contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees; acquired fund fees and expenses; expenses related to securities sold short; and certain nonroutine expenses) for each class of the Fund do not exceed 1.65% until September 30, 2022. Effective on March 1, 2022, the investment manager has contractually agreed to reduce this fee and expense cap so that total annual Fund operating expenses (excluding Rule 12b-1 fees; acquired fund fees and expenses; expenses related to securities sold short; and certain nonroutine expenses) for each class of the Fund do not exceed 1.55% until September 30, 2023. The table above reflects the new fee and expense cap effective March 1, 2022. If the previous expense cap was reflected, total annual fund operating expenses would be higher and would be as follows: Class A: 2.33%; Class C: 3.08%; Class R: 2.58%; Class R6: 2.00%; Advisor Class: 2.08%. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

6. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until September 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$764	$1,324	$1,908	$3,484
Class C	$401	$1,040	$1,800	$3,630
Class R	$251	$893	$1,560	$3,342
Class R6	$193	$719	$1,272	$2,781
Advisor Class	$201	$743	$1,312	$2,861
If you do not sell your shares:
Class C	$301	$1,040	$1,800	$3,630

III. For the Franklin K2 Long Short Credit Fund, the following is added as the second to last paragraph of the “Fund Details – Management” section on page 42:

Effective March 1, 2022, the Fund's investment management agreement fee rate will be reduced, as approved by the board of trustees. Effective March 1, 2022, the Fund will pay K2 Advisors a fee for managing the Fund’s asset equal to an annual rate of 1.50% of the average daily net assets of the Fund. In addition, effective March 1, 2022, K2 Advisors has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that expenses (excluding Rule 12b‑1 fees; acquired fund fees; expenses related to securities sold short; and certain non-routine expenses or costs (including those relating to litigation, indemnification, reorganizations and liquidations)) for each class do not exceed 1.55% until September 30, 2023.

IV. Effective with respect to the calendar quarter ended June 30, 2022, for the Franklin K2 Long Short Credit Fund, the Prospectus is amended as follows:

The following replaces the first paragraph under the “Fund Details – Distributions and Taxes – Income and Capital Gain Distributions” section on page 43:

As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to pay income dividends at least quarterly from its net investment income. Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value (NAV) unless you elect to receive them in cash.

Please keep this supplement with your prospectus for future reference.

SUMMARY PROSPECTUS

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Franklin Alternative Strategies Funds
October 1, 2021 as amended March 1, 2022

Class A	Class C	Class R	Class R6	Advisor Class
FAAAX	FASCX	FSKKX	FASRX	FABZX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated October 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

Investment Goal

Capital appreciation with lower volatility relative to the broad equity markets.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 55 in the Fund's Prospectus and under “Buying and Selling Shares” on page 92 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	1.00%	None	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investment of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	1.89%	1.89%	1.89%	1.89%	1.89%
Distribution and/or service (12b-1) fees[1]	0.25%	1.00%	0.50%	None	None
Other expenses
Other expenses of the Fund	0.24%	0.24%	0.24%	0.17%	0.24%
Other expenses of the Subsidiary[2]	0.03%	0.03%	0.03%	0.03%	0.03%
Dividend expense and security borrowing fees for securities sold short	0.44%	0.44%	0.44%	0.44%	0.44%
Acquired fund fees and expenses[3]	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[1,2,3]	2.87%	3.62%	3.12%	2.55%	2.62%
Fee waiver and/or expense reimbursement[2,4]	-0.21%	-0.21%	-0.21%	-0.21%	-0.21%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2,3,4]	2.66%	3.41%	2.91%	2.34%	2.41%

1. Class C and Class R distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly-owned by the Fund (Subsidiary). The waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place. Additionally, the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees; acquired fund fees and expenses; expenses related to securities sold short; and certain non-routine expenses) for the Fund do not exceed 1.95% until September 30, 2022. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until September 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other  mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$804	$1,371	$1,963	$3,555
Class C	$444	$1,089	$1,856	$3,867
Class R	$294	$944	$1,618	$3,416
Class R6	$237	$773	$1,336	$2,869
Advisor Class	$244	$794	$1,371	$2,938
If you do not sell your shares:
Class C	$344	$1,089	$1,856	$3,867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 236.64% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or “alternative” strategies, including, but not limited to, some or all of the following strategies: Long Short Equity, Relative Value, Event Driven and Global Macro, each of which is described below. The Fund is structured as a multi-manager fund (meaning the Fund's assets are managed by multiple sub-advisors) and the Fund’s investment manager, K2/D&S Management Co., L.L.C. (doing business as K2 Advisors; "K2 Advisors" or the “Investment Manager”), has overall responsibility for the Fund’s investments. The Investment Manager principally allocates the Fund’s assets among multiple sub-advisors who are implementing one or more non-traditional or alternative investment strategies (“Sub-Advisors”). The Sub-Advisors, from time to time, may include sub-advisors that are unaffiliated and affiliated with K2 Advisors.

The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities (which may include common stocks, preferred stocks and convertible securities) and debt securities (which may include bonds, notes, debentures, banker’s acceptances and commercial paper).

The Fund may invest in securities of U.S. and foreign companies of any capitalization size. Up to 15% of the Fund’s net assets may be invested in illiquid investments. In addition, the debt securities in which the Fund may invest may have variable or fixed interest rates, may be of any maturity or credit rating, and may include sovereign debt, high yield (“junk”) bonds and distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default. The Fund may engage in active and frequent trading as part of its investment strategies.

The Fund may also use derivatives for both hedging and non-hedging (investment) purposes, although no Sub-Advisor is required to hedge any of the Fund’s positions or to use derivatives. The Fund’s derivative investments may include, among other instruments: (i) futures contracts, including futures based on equity or fixed income securities and indices, interest rate/bond futures, currency futures, currency index futures, and options thereon; (ii) swaps, including equity, currency, interest rate, total return and credit default swaps and options thereon; (iii) options, including call options and put options on indices, individual securities, currencies and exchange-traded funds; and (iv) currency forward contracts. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions may also represent, from time to time, a material component of the Fund’s investment returns. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price.

The Investment Manager may from time to time use derivatives to adjust the Fund's exposure to certain asset classes in a manner consistent with its conditional risk overlay strategy (CRO Strategy).

Investment Management

The Investment Manager is responsible for allocating and re-allocating the Fund’s assets among the Sub-Advisors and/or any investment funds in which the Fund may invest and for cash management. The Investment Manager’s quantitative and qualitative oversight of the Fund’s investment program aims to allocate assets among various strategies and select Sub-Advisors and/or investment funds that it believes are well-positioned to capture unique investment opportunities while preserving capital.

The Investment Manager allocates among various alternative investment strategies utilizing a top-down approach, generating the Fund's strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various Sub-Advisors and other investment options, among other things. The Investment Manager allocates the Fund’s assets to specific Sub-Advisors utilizing a bottom-up approach, selecting Sub-Advisors and their weighting within the Fund's portfolio by taking into account their correlation to various markets and to each other, risk profiles and their return expectations. From time to time, the Fund may have little or no assets allocated to any one particular strategy or Sub-Advisor in light of economic or other conditions, as determined by the Investment Manager in its sole discretion.

The Investment Manager intends to primarily allocate the Fund’s assets to Sub-Advisors that implement some or all of the following strategies:

• Long Short Equity Strategies – Long Short Equity Strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indices (through the use of derivatives or through a short position in an exchange-

traded fund (ETF)). These strategies are generally focused on risk-adjusted returns and capitalize on the Sub-Advisor’s views and outlooks for specific equity markets, regions, sectors and securities. Examples of Long Short Equity Strategies include (i) growth focused strategies, (ii) value focused strategies, (iii) market-neutral strategies (e.g., maintaining net exposures between 20% short and 20% long), (iv) sector-focused strategies (e.g., technology, healthcare, financials) and (v) regionally or country focused strategies (e.g., U.S., Europe, Asia).

• Relative Value Strategies – Relative Value Strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. These strategies generally involve taking a position in one financial instrument and taking an offsetting position in a related instrument in an attempt to profit from incremental changes in the price differential. Examples of Relative Value Strategies are: (a) credit long short strategies; (b) credit arbitrage; (c) convertible arbitrage; and (d) volatility arbitrage.

• Event Driven Strategies – Event Driven Strategies generally invest in securities of companies undergoing corporate events. These strategies are generally focused on analyzing the impact of the company-specific or transaction-specific event on security valuations. Examples of such company-specific or transaction-specific events include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings and reorganizations.

• Global Macro Strategies – Global Macro Strategies generally focus on macro-economic (economy-wide developments such as changes in unemployment, national income, rate of growth, gross domestic product, inflation and price levels) opportunities across numerous markets and investments. Investments may be long or short and are based on the relative value or direction of a market, a currency, an interest rate, a commodity or any macroeconomic variable. Examples of Global Macro Strategies include discretionary (seeking to profit by tactically investing across different asset classes, markets, and investment opportunities through a combination of fundamental market analysis and quantitative modeling) and systematic (seeking to profit by utilizing quantitative models to identify investment opportunities across different asset classes and markets in order to construct a portfolio of investments) macro strategies.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Multi-Manager Approach The Fund’s performance depends on the skill of the Investment Manager in selecting, overseeing, and allocating Fund assets to the Sub-Advisors. The Sub-Advisors’ investment styles may not always be complementary. Sub-Advisors make investment decisions independently of one another, and may make decisions that conflict with each other. Moreover, the Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment. The Sub-Advisors may underperform the market generally or underperform other investment managers that could have been selected for the Fund.

Some Sub-Advisors may have little or no experience managing the assets of a registered investment company which, unlike the private investment funds these Sub-Advisors have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

Management and Asset Allocation   The Fund is actively managed and could experience losses if the Investment Manager's and Sub-Advisors' judgment about markets, future volatility, interest rates, industries, sectors and regions or the attractiveness, relative values, liquidity, effectiveness or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. The Investment Manager's allocation of Fund assets among different asset classes, Sub-Advisors and direct investments may not prove beneficial in light of subsequent market events. There can be no guarantee that these techniques or the Investment Manager's and Sub-Advisors' investment decisions will produce the desired results.

The Investment Manager and Sub-Advisors may use modeling systems to implement their investment strategies for the Fund. There is no assurance that the modeling systems are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate. They may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency).

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the Investment Manager’s and Sub-Advisors' ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the Investment Manager or Sub-Advisor is not successful in using such derivative instruments, the Fund’s performance may be worse than if the Investment Manager or Sub-Advisor did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Currency Management Strategies   Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager or a Sub-Advisor expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It is currently anticipated that LIBOR will be discontinued by the end of 2021 and will cease to be published after that time. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund's portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Short Sales Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. This would occur if the securities lender or counterparty to a repurchase agreement required the Fund to deliver the securities the Fund had borrowed/agreed to sell at the commencement of the short sale and the Fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. Because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. Also, engaging in short sales strategies subjects the Fund to additional credit risk if a party to the short sale fails to honor its contractual terms, causing a loss to the Fund.

Event Driven Investments A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund makes an event driven investment may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund.

Convertible Securities Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Portfolio Turnover The Investment Manager and/or the Sub-Advisors will sell a security or enter into or close out of a derivative position when they believe it is appropriate to do so, regardless of how long the Fund has held the instrument. These activities increase the Fund’s portfolio turnover and may increase the Fund’s transaction costs.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund’s performance compares to the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2020, Q4	5.56%
Worst Quarter:	2020, Q1	-6.96%

As of June 30, 2021, the Fund’s year-to-date return was 3.11%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2020

	1 Year	5 Years	Since Inception
Franklin K2 Alternative Strategies Fund - Class A
Return before taxes	1.14%	2.78%	3.16%	[1]
Return after taxes on distributions	0.94%	2.45%	2.80%	[1]
Return after taxes on distributions and sale of Fund shares	0.81%	2.06%	2.35%	[1]
Franklin K2 Alternative Strategies Fund - Class C	5.27%	3.19%	3.24%	[1]
Franklin K2 Alternative Strategies Fund - Class R	6.76%	3.68%	3.66%	[1]
Franklin K2 Alternative Strategies Fund - Class R6	7.43%	4.30%	4.32%	[1]
Franklin K2 Alternative Strategies Fund - Advisor Class	7.36%	4.20%	4.24%	[1]
HFRX Global Hedge Fund Index (index reflects no deduction for fees, expenses or taxes)	6.81%	3.29%	1.92%
ICE BofA U.S. 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)	0.67%	1.20%	0.71%

1.	Since inception October 11, 2013.

The figures in the average annual total returns table above reflect the Class A shares maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A shares in the average annual total returns table would be lower.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

K2/D&S Management Co., L.L.C. (doing business as K2 Advisors)

Portfolio Managers

Brooks Ritchey

Senior Managing Director, Co-Chief Investment Officer of K2 Advisors and portfolio manager of the Fund since 2014.

Robert Christian
Senior Managing Director, Co-Chief Investment Officer of K2 Advisors and portfolio manager of the Fund since 2014.

Anthony Zanolla, CFA
Senior Vice President/Portfolio Construction of K2 Advisors and portfolio manager of the Fund since 2018.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin K2 Alternative Strategies Fund

Investment Company Act file #811-22641 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00102528	068 PSUM 03/22

SUMMARY PROSPECTUS

FRANKLIN K2 LONG SHORT CREDIT FUND

Franklin Alternative Strategies Funds
October 1, 2021 as amended March 1, 2022

Class A	Class C	Class R	Class R6	Advisor Class
FKLSX	FKLCX	FKLRX	FKLQX	FKLZX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated October 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

Investment Goal

Total return through a combination of current income, capital preservation and capital appreciation.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 53 in the Fund's Prospectus and under “Buying and Selling Shares” on page 88 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	1.00%	None	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investment of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	1.50%	1.50%	1.50%	1.50%	1.50%
Distribution and service (12b-1) fees[2]	0.25%	1.00%	0.50%	None	None
Other expenses
Other expenses of the Fund	0.64%	0.64%	0.64%	0.56%	0.64%
Dividend expense and security borrowing fees for securities sold short[3]	0.41%	0.41%	0.41%	0.41%	0.41%
Total other expenses	1.05%	1.05%	1.05%	0.97%	1.05%
Acquired fund fees and expenses[4]	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[2,3,4]	2.82%	3.57%	3.07%	2.49%	2.57%
Fee waiver and/or expense reimbursement[5,6]	-0.59%	-0.59%	-0.59%	-0.59%	-0.59%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2,3,4,5,6]	2.23%	2.98%	2.48%	1.90%	1.98%

1. Management fees of the Fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. Class A and Class C distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. Class R6 dividend expense and security borrowing fees for securities sold short have been restated to reflect current fiscal year fees and expenses. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

4. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

5. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees; acquired fund fees and expenses; expenses related to securities sold short; and certain nonroutine expenses) for each class of the Fund do not exceed 1.65% until September 30, 2022. Effective on March 1, 2022, the investment manager has contractually agreed to reduce this fee and expense cap so that total annual Fund operating expenses (excluding Rule 12b-1 fees; acquired fund fees and expenses; expenses related to securities sold short; and certain nonroutine expenses) for each class of the Fund do not exceed 1.55% until September 30, 2023. The table above reflects the new fee and expense cap effective March 1, 2022. If the previous expense cap was reflected, total annual fund operating expenses would be higher and would be as follows: Class A: 2.33%; Class C: 3.08%; Class R: 2.58%; Class R6: 2.00%; Advisor Class: 2.08%. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

6. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until September 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other  mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$764	$1,324	$1,908	$3,484
Class C	$401	$1,040	$1,800	$3,630
Class R	$251	$893	$1,560	$3,342
Class R6	$193	$719	$1,272	$2,781
Advisor Class	$201	$743	$1,312	$2,861
If you do not sell your shares:
Class C	$301	$1,040	$1,800	$3,630

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 194.81% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment goal by allocating its assets across multiple “alternative” strategies in the fixed-income and credit areas, including, but not limited to, some or all of the following: Credit Long Short, Structured Credit and Emerging Market Fixed Income, each of which is described below. The Fund is structured as a multi-manager fund (meaning the Fund’s assets are managed by multiple sub-advisors) and the Fund’s investment manager, K2/D&S Management Co., L.L.C. (doing business as K2 Advisors; "K2 Advisors" or the "Investment Manager"), has overall responsibility for the Fund’s investments. The Investment Manager allocates the Fund’s assets among multiple sub-advisors which, from time to time, may include sub-advisors that are unaffiliated and affiliated with K2 Advisors (Sub-Advisors).

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in credit-related investments. For purposes of this 80% policy, “credit-related investments” include, but are not limited to: U.S. or foreign debt obligations of any credit quality, maturity or duration; all varieties of fixed income, variable rate and floating rate debt securities and investments; and derivatives, such as swap agreements, futures contracts and options, and other transactions and instruments that provide exposure to credit-related investments. The Fund invests in a wide range of securities and other investments including, but not limited to: corporate bonds; mortgage-backed securities and asset-backed securities; U.S. Government and agency securities; collateralized debt and loan obligations; foreign government and supranational debt securities; loans and loan participations and derivatives with similar economic characteristics. The Fund may also invest in repurchase agreements, reverse repurchase agreements, mortgage real estate investment trusts (REITs) and other similar transactions.

The Fund may invest in securities and other investments that are traded in the United States or in markets outside of the United States, including those located in emerging markets. Up to 15% of the Fund’s net assets may be invested in illiquid investments. The Fund may invest in debt securities of any credit quality or rating, including high yield (“junk”) bonds, distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default. The Fund may engage in active and frequent trading as part of its investment strategies.

In pursuing its investment goal, the Fund takes long and/or short positions in a wide range of asset classes, including credit, fixed income, and currencies, among others. The Fund may gain long or short exposure to select instruments by utilizing derivatives, engaging in short sales or entering into a series of purchase and sale contracts or repurchase agreements. Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price. In a short sale, the Fund borrows or purchases the instrument from a counterparty, such as a bank, broker or other institution. After selling a borrowed or purchased instrument, the Fund “covers” the short sale by buying the instrument and returning it to the counterparty at a later date. If the instrument has appreciated in value, the Fund will realize a loss. If the instrument has depreciated in value, the Fund will realize a gain.

Utilizing short sales, repurchase agreements or certain derivative instruments may involve costs and create leverage in the Fund’s portfolio. The Fund may also engage in reverse repurchase agreements with brokers, dealers, banks or other financial institutions, which would also create leverage in the Fund’s portfolio. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Fund then invests the proceeds of the reverse repurchase agreement in other instruments to generate profits. The use of leverage exaggerates the effect of any increase or decrease in the market price of securities in the Fund’s portfolio.

The Fund may also use derivatives for both hedging and non-hedging (investment) purposes, although no Sub-Advisor is required to hedge any of the Fund’s positions or to use derivatives. The Fund’s derivative investments may include, among other instruments: (i) forward currency contracts; (ii) futures contracts (including interest rate/bond futures, credit index and currency futures) and options thereon; (iii) put and call options on currencies, securities, indices and exchange-traded funds; and (iv) swaps (including total return, credit default, currency and interest rate swaps) and options thereon. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select instruments, currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions may also represent, from time to time, a material component of the Fund’s investment returns. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Investment Manager may from time to time use derivatives to adjust the Fund's exposure to certain asset classes in a manner consistent with its conditional risk overlay strategy (CRO Strategy).

Investment Management

The Investment Manager is responsible for allocating and re-allocating the Fund’s assets among the Sub-Advisors, for managing any portion of the Fund’s assets not otherwise allocated to a Sub-Advisor and for cash management. The Investment Manager’s quantitative and qualitative oversight of the Fund’s investment program aims to allocate assets among various strategies and select Sub-Advisors that it believes are well-positioned to capture unique investment opportunities while preserving capital.

The Investment Manager allocates among various investment alternative strategies utilizing a top-down approach, generating the Fund’s strategy and sub-advisor weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and other investment options, among other things. The Investment Manager allocates the Fund’s assets to specific Sub-Advisors utilizing a bottom-up approach, selecting Sub-Advisors and their weighting within the Fund’s portfolio by taking into account their correlation to various markets and to each other, risk profiles and their return expectations. From time to time, the Fund may have little or no assets allocated to any one particular strategy or Sub-Advisor in light of economic or other conditions, as determined by the Investment Manager in its sole discretion.

The Investment Manager intends to primarily allocate the Fund’s assets to Sub-Advisors that implement some or all of the following strategies:

Credit Long Short. Credit Long Short strategies are designed to profit from pricing inefficiencies in corporate fixed income and related securities. The strategies focus on total return through current income, capital preservation, and capital appreciation. Sub-Advisors take long and/or short positions in debt securities and other related instruments based on a fundamental analysis of the creditworthiness of a specific issuer or sector. By utilizing both long and short investments, Sub-Advisors seek to isolate issuer-specific exposure while limiting general market risks. A Sub-Advisor that employs this strategy may attempt to profit from investing in all aspects of a company’s capital structure or by investing in securities of companies undergoing corporate events through both long and short positions.

Structured Credit. Structured Credit strategies are designed to profit from trading in structured credit and other related securities. Investments include interest-rate sensitive securities such as residential and commercial mortgage-backed securities including agency residential mortgage-backed securities, REITS, credit default swaps on various indices, including tranches thereof, collateralized loan obligations and asset-backed securities (including those backed by student loans and aircraft operating leases).

Sub-Advisors attempt to take advantage of pricing inefficiencies in specific securities through both primary and secondary markets. Sub-Advisors employ both fundamental and technical analysis in identifying mispricings. These strategies typically feature long positions in individual securities and short positions in index products, which are intended to hedge out some portion of the broad market risk.

Emerging Market Fixed Income. Emerging Market Fixed Income strategies invest in corporate and/or sovereign securities in emerging markets countries with a focus on fixed income. Investments may also include foreign exchange and interest-rate sensitive securities, such as interest rate futures, swaps and swaptions. Sub-Advisors combine top-down country analysis with security-specific financial and legal analysis to identify mispriced assets. These strategies aim to manage and exploit the increased volatility characteristic of emerging markets.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Multi-Manager Approach The Fund’s performance depends on the skill of the Investment Manager in selecting, overseeing, and allocating Fund assets to the Sub-Advisors. The Sub-Advisors’ investment styles may not always be complementary. Sub-Advisors make investment decisions independently of one another, and may make decisions that conflict with each other. Moreover, the Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment. The Sub-Advisors may underperform the market generally or underperform other investment managers that could have been selected for the Fund.

Some Sub-Advisors may have little or no experience managing the assets of a registered investment company which, unlike the private investment funds these Sub-Advisors have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

Management and Asset Allocation   The Fund is actively managed and could experience losses if the Investment Manager's and Sub-Advisors' judgment about markets, future volatility, interest rates, industries, sectors and regions or the attractiveness, relative values, liquidity, effectiveness or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. The Investment Manager allocation of Fund assets among different asset classes, Sub-Advisors and direct investments may not prove beneficial in light of subsequent market events. There can be no guarantee that these techniques or the Investment Manager's and Sub-Advisors' investment decisions will produce the desired results.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Floating Rate Corporate Investments   Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value upon the sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Variable Rate Securities   Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the Investment Manager’s and Sub-Advisors' ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the Investment Manager or Sub-Advisor is not successful in using such derivative instruments, the Fund’s performance may be worse than if the Investment Manager or Sub-Advisor did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Currency Management Strategies   Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager or a Sub-Advisor expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Borrowing and Leverage Borrowing for investment purposes and leverage exaggerates the effect of any increase or decrease in the market price of securities in the Fund’s portfolio and may increase the volatility of the Fund. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. The use of leverage increases the risk of loss in the Fund and, in some cases, may be theoretically unlimited.

Short Sales Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. This would occur if the securities lender or counterparty to a repurchase agreement required the Fund to deliver the securities the Fund had borrowed/agreed to sell at the commencement of the short sale and the Fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. Because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. Also, engaging in short sales strategies subjects the Fund to additional credit risk if a party to the short sale fails to honor its contractual terms, causing a loss to the Fund.

Reverse Repurchase Agreements Entering into reverse repurchase agreements creates leverage and may be viewed as the borrowing of money by the Fund. If the Fund reinvests the proceeds of a reverse repurchase agreement in securities that are at a rate lower than the cost of the reverse repurchase agreement, the Fund will experience a loss. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security. In addition, reverse repurchase agreements involve the risk that a buyer of securities will become subject to bankruptcy or other insolvency proceedings.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency).

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Distressed Companies Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Portfolio Turnover The Investment Manager and/or the Sub-Advisors will sell a security or enter into or close out of a derivative position when they believe it is appropriate to do so, regardless of how long the Fund has held the instrument. These activities increase the Fund’s portfolio turnover and may increase the Fund’s transaction costs.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Mortgage Securities Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

REITs Mortgage REITs typically invest in residential and commercial mortgages and mortgage-backed securities and therefore are subject to the same risks as mortgage- and asset-backed securities including interest rate, credit and prepayment risk. In addition, a REIT’s performance depends on the types, values and locations of the properties for which it holds the mortgages. A REIT may be more susceptible to adverse developments affecting a market segment than more broadly diversified investments.

Collateralized Debt Obligations (CDOs)   The risks of an investment in a CDO, a type of asset backed security, and which includes CLOs, depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests and may be affected by the performance of a CDO's collateral manager. CDOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment.

Illiquid Securities Certain securities may be considered illiquid due to a limited trading market, financial weakness of the issuer, legal or contractual restrictions on resale or transfer, or to the extent they otherwise cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Securities that are illiquid involve greater risk than securities with more liquid markets, including increased volatility. Illiquidity may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Extension The market value of some debt securities (such as certain asset-backed and mortgage-backed securities) will be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. When that occurs, the effective maturity date of the Fund’s investment is extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument.

LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It is currently anticipated that LIBOR will be discontinued by the end of 2021 and will cease to be published after that time. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund's portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Impairment of Collateral The value of collateral securing a loan or other corporate debt security may decline after the Fund invests and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund, or the collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund’s performance compares to the ICE BofA US 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2020, Q2	9.00%
Worst Quarter:	2020, Q1	-9.14%

As of June 30, 2021, the Fund’s year-to-date return was 2.73%.

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2020

	1 Year	5 Years	Since Inception
Franklin K2 Long Short Credit Fund - Class A
Return before taxes	-0.74%	3.72%	3.58%	[1]
Return after taxes on distributions	-1.74%	2.34%	2.16%	[1]
Return after taxes on distributions and sale of Fund shares	-0.44%	2.26%	2.12%	[1]
Franklin K2 Long Short Credit Fund - Class C	3.17%	3.99%	3.77%	[1]
Franklin K2 Long Short Credit Fund - Class R	4.76%	4.56%	4.32%	[1]
Franklin K2 Long Short Credit Fund - Class R6	5.30%	5.08%	4.85%	[1]
Franklin K2 Long Short Credit Fund - Advisor Class	5.21%	5.04%	4.83%	[1]
HFRX Fixed Income - Credit Index (index reflects no deduction for fees, expenses or taxes)	11.31%	4.66%	3.59%
ICE BofA U.S. 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)	0.67%	1.20%	0.71%

1.	Since inception September 8, 2015.

The figures in the average annual total returns table above reflect the Class A shares maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A shares in the average annual total returns table would be lower.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

K2/D&S Management Co., L.L.C. (doing business as K2 Advisors)

Portfolio Managers

Robert Christian
Senior Managing Director, Co-Chief Investment Officer of K2 Advisors and portfolio manager of the Fund since inception (2015).

Brooks Ritchey

Senior Managing Director, Co-Chief Investment Officer of K2 Advisors and portfolio manager of the Fund since 2019.

Art Vinokur
Managing Director and Head of Credit, Relative Value, and Event strategies of K2 Advisors and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin K2 Long Short Credit Fund

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